Business Combinations - Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LIABILITIES
Goodwill arising on acquisition (ii)	€ 8,094	€ 8,116
Net cash outflow arising on acquisition
Total outflow in the Consolidated Statement of Cash Flows	650	3,505	€ 1,841
Business combinations [member]
Non-current assets
Property, plant and equipment	319	2,614	1,536
Intangible assets	92	58	56
Equity accounted investments		1
Total non-current assets	411	2,673	1,592
Current assets
Inventories	58	255	114
Trade and other receivables (i)	66	318	129
Cash and cash equivalents	10	69	174
Total current assets	134	642	417
LIABILITIES
Trade and other payables	(73)	(224)	(149)
Provisions for liabilities	(6)	(84)	(49)
Retirement benefit obligations	(1)	(115)	(52)
Lease liabilities	(64)
Interest-bearing loans and borrowings and finance leases	(9)	(74)	(12)
Current income tax liabilities	9	(15)	(22)
Deferred income tax liabilities		(411)	(132)
Total liabilities	(144)	(923)	(416)
Total identifiable net assets at fair value	401	2,392	1,593
Goodwill arising on acquisition (ii)	278	1,504	487
Joint ventures becoming subsidiaries		(120)
Non-controlling interests*	(1)	(48)	(20)
Total consideration	678	3,728	2,060
Consideration satisfied by:
Cash payments	660	3,574	2,015
Asset exchange		12
Deferred consideration (stated at net present cost)	10	10	45
Contingent consideration (iii)	8	93
Profit on step acquisition (iv)		39
Total consideration	678	3,728	2,060
Net cash outflow arising on acquisition
Cash consideration	660	3,574	2,015
Less: cash and cash equivalents acquired	(10)	(69)	(174)
Total outflow in the Consolidated Statement of Cash Flows	€ 650	€ 3,505	€ 1,841